Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000231973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231973 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231973 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000231973 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231973 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231973 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231973 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231973 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000231973 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000231973 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000231973 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231973 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231973 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000231973 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000109288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000109288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109288 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109288 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109288 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000109289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000109289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000109289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109289 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109289 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000109287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000109287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000109287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109287 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109287 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000109286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109286 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000109286 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000109286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000109286 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109286 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109286 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109286 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109286 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000143754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143754 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143754 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143754 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143754 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143754 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143754 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143754 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000143754 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143754 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143754 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143754 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000143754 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143755 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143755 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143755 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143755 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143755 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143755 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143755 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000143755 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143755 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143755 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143755 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000143755 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143756 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143756 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000143756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143756 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143756 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000143756 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000143757 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143757 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143757 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143757 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143757 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143757 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143757 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000143757 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143757 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143757 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143757 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000143757 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175946 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000175946 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000175946 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000175946 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%	[1]
C000175946 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[1]
C000175946 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[1]
C000175946 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000175946 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175946 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175946 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000175946 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000175945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175945 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000175945 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000175945 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000175945 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%	[2]
C000175945 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[2]
C000175945 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[2]
C000175945 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000175945 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175945 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175945 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000175945 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000175944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175944 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000175944 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000175944 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000175944 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%	[3]
C000175944 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[3]
C000175944 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[3]
C000175944 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000175944 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175944 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175944 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000175944 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000175943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000175943 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000175943 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000175943 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000175943 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%	[4]
C000175943 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[4]
C000175943 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[4]
C000175943 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000175943 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175943 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175943 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000175943 [Member] | Fixed Rate Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000193583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193583 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000193583 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000193583 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[5]
C000193583 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[5]
C000193583 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[5]
C000193583 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[5]
C000193583 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000193583 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000193583 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[5]
C000193583 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000193583 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193583 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000193583 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000193583 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193583 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193583 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193583 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193583 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193583 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193583 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193584 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000193584 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000193584 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[6]
C000193584 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[6]
C000193584 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[6]
C000193584 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[6]
C000193584 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000193584 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000193584 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000193584 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000193584 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193584 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000193584 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000193584 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193584 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193584 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193584 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193584 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193584 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193584 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193585 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000193585 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000193585 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[7]
C000193585 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[7]
C000193585 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[7]
C000193585 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[7]
C000193585 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000193585 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000193585 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
C000193585 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000193585 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193585 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000193585 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000193585 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193585 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193585 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193585 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193585 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193585 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193585 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231974 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000231974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000231974 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%	[8]
C000231974 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[8]
C000231974 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[8]
C000231974 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[8]
C000231974 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000231974 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000231974 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000231974 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000231974 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000231974 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000231974 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231974 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231974 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231974 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231974 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231974 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231974 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000231975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000231975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000231975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231975 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000231975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231975 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231975 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000193589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193589 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193589 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193589 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193589 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000193589 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193589 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193589 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193589 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000193589 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193589 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193589 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193589 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000193588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193588 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193588 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193588 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193588 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000193588 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193588 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193588 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193588 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000193588 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193588 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193588 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193588 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000193587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193587 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193587 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193587 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193587 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000193587 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193587 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193587 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193587 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000193587 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193587 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193587 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193587 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000193586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193586 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193586 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193586 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193586 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000193586 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193586 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193586 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193586 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000193586 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193586 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193586 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193586 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000193591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193591 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193591 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193591 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000193591 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193591 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193591 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000193591 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000193591 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193591 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193591 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000193591 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193592 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193592 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193592 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000193592 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193592 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193592 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000193592 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000193592 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193592 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193592 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000193592 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193593 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193593 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193593 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000193593 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193593 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193593 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000193593 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000193593 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193593 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193593 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000193593 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000193595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000193595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000193595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193595 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000193595 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000193594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000193594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000193594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193594 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000193594 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193600 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193600 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193600 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193600 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193600 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193600 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000193600 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193600 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193600 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193600 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193600 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000193600 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000193600 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193600 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193600 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193600 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193600 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193600 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193600 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193600 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193600 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000193600 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193600 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193600 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193600 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193600 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193600 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193600 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193600 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193600 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193599 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193599 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193599 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193599 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193599 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193599 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000193599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000193599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000193599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193599 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193599 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193599 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193599 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193599 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193599 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000193599 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193599 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193599 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193599 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193599 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193599 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193599 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193599 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193599 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193598 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193598 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193598 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193598 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193598 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193598 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000193598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000193598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000193598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193598 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193598 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193598 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193598 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193598 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193598 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193598 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193598 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000193598 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193598 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193598 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193598 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193598 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193598 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193598 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193598 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193598 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193597 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193597 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193597 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193597 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193597 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000193597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000193597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000193597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193597 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193597 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193597 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193597 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193597 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193597 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193597 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000193597 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193597 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193597 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193597 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193597 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193597 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193597 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193597 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000193597 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.